COMPARATIVE FIGURES	6 Months Ended
Jun. 30, 2014
COMPARATIVE FIGURES
COMPARATIVE FIGURES

19.   COMPARATIVE FIGURES

  Certain figures in the comparative interim unaudited consolidated financial statements have been reclassified from statements previously presented to conform to the presentation of the 2014 interim unaudited consolidated financial statements.